Debt (Details) - Part 1 - USD ($)				3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 18, 2022	Dec. 31, 2021	Jun. 25, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt (Details) - Part 1 [Line Items]
Accumulated Amortization, Debt Issuance Costs						$ 58,152				$ 58,152
Amortization of debt issuance costs								$ 128,583	$ 104,878	$ 189,414	$ 9,460
Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) - Part 1 [Line Items]
Minimum debt service coverage ratio of the prospective acquiree			1				1
Line of credit faciltiy maturity date			Jun. 25, 2023				Jun. 25, 2023
Revolving Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) - Part 1 [Line Items]
Line of credit maximum borrowing capacity			$ 2,000,000
Period within which repayment for each draw shall be made			120 days
Percentage per draw on the loan facility availed			85.00%
Debt instrument variable interest rate spread			0.50%				0.50%
Revolving Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member] | Minimum [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt variable interest rate percentage			3.57%
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) - Part 1 [Line Items]
Original Principal			$ 8,000,000
Percentage per draw on the loan facility availed			85.00%
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member] | Minimum [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt variable interest rate percentage			3.57%
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member] | First Five Years [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt fixed interest rate percentage			3.98%
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member] | After Five Years [Member]
Debt (Details) - Part 1 [Line Items]
Debt instrument variable interest rate spread			0.65%				0.65%
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member] | Within Two Years Of Entering Into The Term Loan [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt prepayment penalty percentage		2.00%				2.00%	2.00%			2.00%	2.00%
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member] | After Three Years From The Date Of Entering Into Term Loan And With Five Years Of Entering Into The Term Loan [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt prepayment penalty percentage		1.00%				1.00%	1.00%			1.00%	1.00%
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member] | Amendment Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt maturity date	Aug. 18, 2022
Amortization of Debt Issuance Costs and Discounts										$ 6,813
Amortization of debt issuance costs				$ 1,412	$ 1,924			$ 5,436	$ 4,734		$ 1,357
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member] | Amendment Agreement [Member] | First Five Years [Member]
Debt (Details) - Part 1 [Line Items]
Debt instrument variable interest rate spread	5.25%
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member] | Amendment Agreement [Member] | After Five Years [Member]
Debt (Details) - Part 1 [Line Items]
Percentage per draw on the loan facility availed	85.00%
Debt instrument variable interest rate spread	0.65%					0.65%
Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member] | Amendment Agreement [Member] | After Five Years [Member] | Maximum [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt variable interest rate percentage	4.75%					4.75%				4.75%
Revolving Credit Facility And Closed End Line Of Credit Facility [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) - Part 1 [Line Items]
Percentage of initial contribution to be made towards equity			15.00%
Term Loans To Acquire A Practise [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member] | Maximum [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt term		10 years	10 years				10 years				10 years
Practice Only Term Loans [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt remaining term		9 years								9 years
Real Estate Term Loan [Member] | Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt remaining term		19 years								19 years